Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common shares issued (in shares)	918	881
Common shares outstanding (in shares)	918	881